Payables, Accruals and Provisions (Tables)	6 Months Ended
Jun. 30, 2022
Trade and other payables [abstract]
Schedule of Payables, Accruals and Provisions

	June 30,	December 31,

	2022	2021

Trade payables	153	227

Accruals	673	950

Provisions	99	107

Other current liabilities	28	42

Total payables, accruals and provisions	953	1,326